Note 7 - Short-Term Investments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity Securities	$ 2,639,589	$ 9,722,484
Held-to-maturity Securities, Sold Security, Realized Gain (Loss)	367,520	283,889
Trading Securities, Fair Value Disclosure		54,772
Trading Securities, Realized Gain (Loss)	$ 113,152	$ 266,705	$ 1,138,147